STOCK OPTION PLAN (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Assumptions Used in Estimating Fair Value of Each Option Award Granted Using Black-Scholes Option-Pricing Model
The Company estimated the fair value of each option award granted using the Black-Scholes option-pricing model. The following assumptions were used for the nine months ended September 30, 2013:

Nine Months Ended
September 30, 2013
Expected volatility	89 - 96%
Expected term	4 - 6 years
Dividend yield	0%
Risk-free interest rate	0.77 - 0.89%
Stock price	$2.40
Forfeiture rate	0.0%

The following assumptions were used for the year ended December 31, 2011:

2011
Expected Volatility	87%
Expected Term	5-10 years
Dividend yield	0.0%
Risk-free interest rate	1.5-2.0%
Stock price	$5.52 - $5.76
Forfeiture rate	0.0%

Summary of Status of Options Issued And Changes in Options Outstanding
A summary of the status of the options issued under the Plan at September 30, 2013, and information with respect to the changes in options outstanding is as follows:

		Options Outstanding
	Shares	Outstanding	Weighted-	Aggregate
	Available for	Stock	Average	Intrinsic
	Grant	Options	Exercise Price	Value
Balance at January 1, 2013	112,661	722,358	$8.88
Shares authorized for issuance	70,276	-
Options granted under the Plan	(182,938)	182,938	$2.40
Options exercised	-	-	$-
Options forfeited	2,500	(2,500)	$-
Balance at September 30, 2013	2,500	902,796	$4.05	$878,682

Exercisable at September 30, 2013		614,916	$4.78	$539,227

A summary of the status of the options issued under the Plan as of December 31, 2012, and information with respect to the changes in options outstanding is as follows:

		Options Outstanding
	Shares	Outstanding	Weighted-	Aggregate
	Available for	Stock	Average	Intrinsic
	Grant	Options	Exercise Price	Value
Balance at January 1, 2011	134,669	236,662	$10.88
Shares authorized for issuance	501,168	-	-
Options granted under the Plan	(631,789)	631,789	$8.24
Restricted stock granted under the Plan	(31,250)	-	-
Options exercised	-	(6,230)	$1.04
Options forfeited	33,652	(33,652)	$12.24
Balance at December 31, 2011	6,450	828,569	$10.48
Options forfeited	106,211	(106,211)	$8.00
Balance at December 31, 2012	112,661	722,358	$8.88	$-

Exercisable at December 31, 2012		445,833	$9.36	$-

Summary of Stock Options Outstanding
The following table summarizes information about stock options outstanding at September 30, 2013:

	Outstanding			Exercisable
		Weighted- Average
		Remaining	Weighted-		Weighted-
Exercise		Contractual Life	Average		Average
Price	Shares	(Years)	Exercise Price	Shares	Exercise Price
$2.40	738,485	6.59	$2.40	455,606	$2.40
$8.00	117,969	0.56	$8.00	112,968	$8.00
$19.36	37,383	0.19	$19.36	37,383	$19.36
$24.00	8,959	0.01	$24.00	8,959	$24.00
Total	902,796	5.96	$4.05	614,916	$4.78

The following table summarizes information about stock options outstanding at December 31, 2012:

	Outstanding				Exercisable
Exercise Price	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price		Shares	Weighted- Average Exercise Price
$8.00	673,516	7.8		$8.00	396,992	$8.00
$19.36	37,383	3.6		$19.36	37,383	$19.36
$24.00	11,458	1.2		$24.00	11,458	$24.00
Total	722,357	7.6	$		445,833	$9.36

Stock-Based Compensation Costs
Stock-based compensation costs under the Plan for the three and nine months ended September 30, 2013 and 2012 and for the cumulative period from August 1, 2005 (inception) through September 30, 2013 are as follows:

	Three months ended September 30,		Nine months ended September 30,		Period from August 1, 2005 (inception)
	2013	2012	2013	2012	through September 30, 2013
Research and development	$107,343	$84,957	$432,025	$197,771	$2,418,635
General and administrative	119,609	96,600	494,225	345,383	2,178,830

Total	$226,952	$181,557	$926,250	$543,154	$4,597,465

Stock-based compensation costs for the years ended December 31, 2012 and 2011 and for the cumulative period from August 1, 2005 (inception) through December 31, 2012, are as follows:

	Year Ended December 31,
	2012	2011	Period from August 1, 2005 (inception) through December 31, 2012
General and administrative	$441,983	$449,652	$1,986,610
Research and development	280,828	372,800	1,684,605
Total	$722,811	$822,452	$3,671,215